BUSINESS COMBINATIONS - Disclosure of detailed information about proforma acquisition (Details) - Pro Forma [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of detailed information about business combination [line items]
Net revenues	$ 55,563
Net loss	(25,372)
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of detailed information about business combination [line items]
Net revenues	61,639
Net loss	(20,132)
Vironna pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Net revenues	56,816
Net loss	(18,180)
Pharm Yarok pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Net revenues	58,345
Net loss	(18,986)
Oranim pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Net revenues	67,589
Net loss	$ (17,870)